DEFERRED TAX - Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Movements in deferred tax assets:
As at January 1,	¥ 1,481,235
As at December 31,	1,386,147	$ 217,517	¥ 1,481,235
Temporary difference
Movements in deferred tax assets:
As at January 1,	1,547,147		1,579,689
Acquisition of subsidiaries			36
Credit/(charged) to profit or loss	(101,584)		(32,578)
As at December 31,	1,445,563		1,547,147
Provision for impairment
Movements in deferred tax assets:
As at January 1,	510,518		445,322
Credit/(charged) to profit or loss	185,470		65,196
As at December 31,	695,988		510,518
Accrued expenses
Movements in deferred tax assets:
As at January 1,	109,585		209,395
Credit/(charged) to profit or loss	(85,912)		(99,810)
As at December 31,	23,673		109,585
Tax losses
Movements in deferred tax assets:
As at January 1,	470,379		576,190
Credit/(charged) to profit or loss	(226,769)		(105,811)
As at December 31,	243,610		470,379
Unrealized profit at consolidation
Movements in deferred tax assets:
As at January 1,	226,086		169,355
Credit/(charged) to profit or loss	67,564		56,731
As at December 31,	293,650		226,086
Others
Movements in deferred tax assets:
As at January 1,	230,579		179,427
Acquisition of subsidiaries			36
Credit/(charged) to profit or loss	(41,937)		51,116
As at December 31,	¥ 188,642		¥ 230,579